Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000086557 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Value Fund (Class A/EPIVX)
Account Value		$ 13,906	$ 13,906	$ 13,906	$ 11,397	$ 10,366	$ 11,118	$ 9,371	$ 8,499	$ 7,783	$ 8,647	$ 8,184	$ 7,146	$ 9,551
Average Annual Return, Percent		16.56%	9.35%	3.35%
C000086557 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Value Fund (Class A/EPIVX)—excluding sales load
Average Annual Return, Percent		22.02%	10.35%	3.83%
C000129563 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Value Fund (Class I/EPVIX)
Account Value		$ 14,949	$ 14,949	$ 14,949	12,215	11,098	11,855	9,971	9,011	8,232	9,121	8,602	7,498	10,000
Average Annual Return, Percent		22.38%	10.65%	4.10%
C000093021 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Bond Fund (Class A/EPIBX)
Account Value		$ 9,276	$ 9,276	$ 9,276	8,730	8,139	9,268	9,105	8,854	8,348	8,677	8,430	8,119	9,547
Average Annual Return, Percent		1.47%	0.01%	(0.75%)
C000093021 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Bond Fund (Class A/EPIBX)—excluding sales load
Average Annual Return, Percent		6.25%	0.93%	(0.29%)
C000129564 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Bond Fund (Class I/EPBIX)
Account Value		$ 9,958	$ 9,958	$ 9,958	9,351	8,696	9,883	9,679	9,394	8,838	9,161	8,891	8,536	10,000
Average Annual Return, Percent		6.50%	1.17%	(0.04%)
C000093793 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EP Emerging Markets Fund (Class A/EPASX)
Account Value		$ 11,425	$ 11,425	$ 11,425	9,720	9,234	14,112	10,866	9,797	8,601	10,481	8,949	8,067	9,547
Average Annual Return, Percent		12.21%	2.17%	1.34%
C000093793 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EP Emerging Markets Fund (Class A/EPASX) — excluding sales load
Average Annual Return, Percent		17.55%	3.12%	1.81%
C000129565 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EP Emerging Markets Fund (Class I/EPEIX)
Account Value		$ 12,268	$ 12,268	$ 12,268	10,409	9,868	15,043	11,553	10,394	9,102	11,061	9,423	8,464	10,000
Average Annual Return, Percent		17.86%	3.37%	2.07%
C000129046 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac Gold Fund (Class A/EPGFX)
Account Value		$ 21,261	$ 21,261	$ 21,261	14,927	13,869	19,433	21,726	15,278	11,900	13,897	14,321	8,050	9,552
Average Annual Return, Percent		36.05%	5.85%	7.83%
C000129046 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac Gold Fund (Class A/EPGFX)-- excluding sales load
Average Annual Return, Percent		42.43%	6.83%	8.33%
C000206106 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac Gold Fund (Class I/EPGIX)
Account Value		$ 22,597	$ 22,597	$ 22,597	15,826	14,656	20,503	22,880	16,028	12,459	14,549	14,993	8,428	10,000
Average Annual Return, Percent	[1]	42.79%	7.11%	8.49%
C000134865 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Dividend Income Fund (Class A/EPDPX)
Account Value		$ 12,650	$ 12,650	$ 12,650	10,627	10,056	10,589	8,694	8,748	8,168	8,834	8,204	7,901	9,546
Average Annual Return, Percent		13.63%	6.66%	2.38%
C000134865 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Dividend Income Fund (Class A/EPDPX) — excluding sales load
Average Annual Return, Percent		19.03%	7.66%	2.85%
C000134866 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		EuroPac International Dividend Income Fund (Class I/EPDIX)
Account Value		$ 13,610	$ 13,610	$ 13,610	11,410	10,757	11,299	9,255	9,277	8,652	9,321	8,637	8,297	10,000
Average Annual Return, Percent		19.28%	7.97%	3.13%
MSCI World Ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Ex-USA Index
Account Value		$ 16,753	$ 16,753	$ 16,753	13,528	12,019	15,416	11,369	12,197	10,981	11,777	9,595	9,819	10,000
Average Annual Return, Percent		23.84%	6.55%	5.30%
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Account Value		$ 10,230	$ 10,230	$ 10,230	9,338	9,181	11,590	11,736	11,110	10,143	10,355	10,234	9,693	10,000
Average Annual Return, Percent		9.54%	(1.64%)	0.23%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Account Value		$ 14,012	$ 14,012	$ 14,012	11,181	10,091	14,631	12,509	11,556	10,331	11,809	9,339	8,547	10,000
Average Annual Return, Percent		25.31%	3.93%	3.43%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 33,950	$ 33,950	$ 33,950	24,599	22,334	26,155	18,301	16,681	14,591	13,593	10,994	10,520	10,000
Average Annual Return, Percent		38.02%	15.27%	13.00%
MSCI All Country World Ex USA Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Ex-USA Value Index
Account Value		$ 14,729	$ 14,729	$ 14,729	11,921	10,360	12,654	9,230	10,981	10,364	11,232	9,168	9,146	10,000
Average Annual Return, Percent		23.56%	6.05%	3.95%
MSCI World Ex USA Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Ex-USA Value Index
Account Value		$ 15,450	$ 15,450	$ 15,450	12,467	10,775	12,717	9,027	11,105	10,482	11,337	9,213	9,408	10,000
Average Annual Return, Percent		23.93%	6.83%	4.45%
JPMorgan GBI Global ex US FX NY Index Unhedged in USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		JPMorgan GBI Global ex-US FX NY Index Unhedged in USD
Account Value		$ 8,404	$ 8,404	$ 8,404	7,871	7,894	10,933	11,437	10,905	9,980	10,207	10,150	9,444	10,000
Average Annual Return, Percent		6.77%	(5.08%)	(1.72%)
FTSE Non USD World Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Non USD World Government Bond Index
Account Value		$ 8,643	$ 8,643	$ 8,643	7,976	7,872	10,879	11,371	10,830	9,913	10,142	10,069	9,381	10,000
Average Annual Return, Percent		8.36%	(4.41%)	(1.45%)
Philadelphia Gold And Silver Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Philadelphia Gold & Silver Index
Account Value		$ 28,903	$ 28,903	$ 28,903	18,956	17,325	21,311	22,718	15,357	10,211	12,801	13,629	8,021	10,000
Average Annual Return, Percent		52.47%	13.48%	11.20%
NYSE ARCA Gold Miners Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		NYSE ARCA Gold Miners Index
Account Value		$ 23,362	$ 23,362	$ 23,362	16,161	13,897	18,168	21,633	16,140	10,862	12,936	14,088	8,570	10,000
Average Annual Return, Percent		44.56%	7.68%	8.86%
S And P International Dividend Opportunities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P International Dividend Opportunities Index
Account Value		$ 12,989	$ 12,989	$ 12,989	$ 10,947	$ 9,612	$ 12,038	$ 9,652	$ 11,337	$ 9,669	$ 10,400	$ 8,832	$ 8,321	$ 10,000
Average Annual Return, Percent		18.65%	2.76%	2.65%

[1]	The performance figures for Class I shares include the performance of the Class A shares for the periods prior to the inception date of Class I shares. Class A shares impose higher expenses than that of Class I shares. Class I shares do not have any initial or deferred sales charge.